UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21224

Investment Company Act File Number

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Bond Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.0%

Security	Principal Amount (000’s omitted)	Value
Education — 6.3%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$249,335
Michigan Technological University, 4.00%, 10/1/36	570	505,088
Wayne State University, 5.00%, 11/15/40	500	504,630

		$1,259,053

Electric Utilities — 3.4%
Michigan Public Power Agency, 5.00%, 1/1/43	$700	$681,198

		$681,198

Escrowed/Prerefunded — 2.1%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$425,512

		$425,512

General Obligations — 39.5%
Birmingham Public Schools, 4.00%, 5/1/32	$1,000	$978,320
Bloomfield Hills Schools, 4.00%, 5/1/37	500	470,985
Buchanan Community Schools, 4.00%, 5/1/31	500	472,990
Chippewa Valley Schools, 5.00%, 5/1/31	750	785,265
Comstock Park Public Schools, 5.00%, 5/1/28	170	179,156
Comstock Park Public Schools, 5.125%, 5/1/31	205	211,880
Comstock Park Public Schools, 5.25%, 5/1/33	165	172,542
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	485,450
Howell Public Schools, 4.50%, 5/1/29	620	635,122
Lansing Community College, 5.00%, 5/1/30	750	798,292
Livingston County, 4.00%, 6/1/30	225	218,653
Northview Public Schools, 5.00%, 5/1/41	895	904,129
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	709,935
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	293,835
Whitmore Lake Public School District, 4.00%, 5/1/32	600	561,360

		$7,877,914

Hospital — 19.7%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$767,648
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	505,600
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	765,405
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	730,725
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	491,880
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	674,261

		$3,935,519

Insured-Education — 2.3%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$448,376

		$448,376

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$518,860

		$518,860

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 24.7%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,150	$1,154,140
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	700	539,231
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	1,917,423
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,321,021

		$4,931,815

Insured-General Obligations — 27.9%
Battle Creek, (BAM), 5.00%, 6/1/33	$500	$502,730
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	505,060
Livonia Public Schools School District, (AGM), 5.00%, 5/1/43	750	735,240
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,162,926
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,014,510
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,140,930
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	493,820

		$5,555,216

Insured-Lease Revenue/Certificates of Participation — 8.9%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$459,150
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	3,100	1,307,208

		$1,766,358

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$615	$67,902

		$67,902

Insured-Water and Sewer — 11.9%
Detroit Water Supply System, (NPFG), 5.00%, 7/1/30	$1,425	$1,314,933
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,062,130

		$2,377,063

Special Tax Revenue — 5.2%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,037,480

		$1,037,480

Transportation — 2.5%
Wayne County Airport Authority, 5.00%, 12/1/31	$500	$501,405

		$501,405

Water and Sewer — 4.7%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$688,206
Port Huron, Water Supply System, 5.25%, 10/1/31	250	255,727

		$943,933

Total Tax-Exempt Investments — 162.0% (identified cost $32,483,841)		$32,327,604

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.8)%		$(13,325,397)

Other Assets, Less Liabilities — 4.8%		$950,112

Net Assets Applicable to Common Shares — 100.0%		$19,952,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 48.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 13.5% of total investments.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	12 U.S. Long Treasury Bond	Short	$(1,565,416)	$(1,539,750)	$25,666

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $25,666.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,422,959

Gross unrealized appreciation	$1,184,637
Gross unrealized depreciation	(1,279,992)

Net unrealized depreciation	$(95,355)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$32,327,604	$—	$32,327,604
Total Investments	$—	$32,327,604	$—	$32,327,604
Futures Contracts	$25,666	$—	$—	$25,666
Total	$25,666	$32,327,604	$—	$32,353,270

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014